LISTING EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure Of Listing Expenses [Abstract]
LISTING EXPENSES:

NOTE 24 - LISTING EXPENSES:

Share listing expense is a non-recurring expense incurred in connection with the Business Combination of Satixfy and Endurance, which constituted a share-based transaction pursuant to IFRS 2. The share listing expense is determined as the excess of the fair value of the equity instruments issued by Satixfy over the fair value of the identified net assets contributed by Endurance in the Business Combination.

	Note	October 27, 2022
Price Adjustment Shares		212,675
Issuance of shares		149,657
Private Warrants	14	1,681
Public Warrants	14	2,203
PIPE Warrants	14	22
Net Liability of Business Combination		687
Forward Purchase Agreement- Liabilities	16	13,306
		380,231
Total Cash		(7,813)
Forward Purchase Agreement- Assets	16	(42,502)
		(50,315)
Other Listing Expenses		3,410

Total		333,326

The Company’s share listing expenses are a non-recurring nature and only impact the 2022 financial statements as the Company listed on NYSE in 2022.

	Quantity	Price	Total Amount

Price Adjustment Shares	27,500	7.73	212,675	2
Premium- SPAC shares	14,800	10.11	149,657	3
Warrants	18,630	0.22	4,104	1

Forward Purchase Agreement- Liabilities	1,605	8.29	13,306	1
Forward Purchase Agreement- Assets			42,502	4

(1)	Price based on the public price in the closing date.
(2)	See note 14.
(3)	Price based on the market price prior to the SPAC transaction.
(4)	See note 16.